Note 8 - Loss Per Share	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Loss Per Share

Basic and diluted loss per common share is computed as follows:

	For the six months ended June 30,
	2019	2020

Net loss	(936,923)	(6,118,563)
Dividends to Series B Preferred shares	(1,031,529)	(748,012)
Preferred deemed dividend	(185,665)	-
Net loss attributable to common shareholders	(2,154,117)	(6,866,575)
Weighted average common shares – outstanding	2,244,803	2,267,375
Basic and diluted loss per share	(0.96)	(3.03)

The Company excluded the effect of
37,255
unvested incentive award shares as of
June 30, 2020
and
35,117
shares as of
June 30, 2019,
as well as the effect of Series B preferred shares, as they were anti-dilutive. The number of dilutive securities was nil
shares in the
six
-month periods ended
June 30, 2019
and
2020.